Other intangible assets (Details 2) ₨ in Millions	12 Months Ended
Mar. 31, 2023 INR (₨)
Wockhardt Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Select portfolio of branded generics business
Intangible assets material to entity	₨ 12,639
Novartis AG [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Cardiovascular brand Cidmus® in India
Intangible assets material to entity	₨ 4,577
UCB India Private Limited and affiliates [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Select portfolio of dermatology, respiratory and pediatric assets
Intangible assets material to entity	₨ 3,560
Teva and an affiliate of Allergan [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Various ANDAs
Intangible assets material to entity	₨ 2,720
Glenmark Pharmaceuticals Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Select Anti-Allergy brands
Intangible assets material to entity	₨ 1,285
Novartis Consumer Health Inc [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Habitrol® brand
Intangible assets material to entity	₨ 955